KinerjaPay Corp. - Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	363,434	7,174	2,444,238	32,208
Depreciation expense	17	0	103	0
Total general and administrative expenses	363,451	7,174	2,444,341	32,208
Loss from operations	(363,451)	(7,174)	(2,444,341)	(32,208)
Other income (expenses) :
Interest expense	(137)	(3,651)	(31)	(10,551)
Amortization of debt discount	0	(12,162)	0	(37,058)
Loss on extinguishment of debt	0	(199,305)	(9,003)	(199,305)
Total costs and expenses	(363,588)	(222,292)	(2,453,375)	(279,122)
Net loss before income taxes	(363,588)	(222,292)	(2,453,375)	(279,122)
Provision for income tax	0	0	0	0
Net loss	$ (363,588)	$ (222,292)	$ (2,453,375)	$ (279,122)
(Loss) per common share - basic and diluted	$ (0.04)	$ (0.05)	$ (0.33)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted	8,195,491	4,508,333	7,405,638	7,405,638